Commitments and Contingencies - Weighted average remaining lease terms and interest rates (Details)	Dec. 31, 2024
Commitments and Contingencies
Weighted Average Remaining Lease Term (years)	3 years 8 months 12 days
Weighted Average Discount Rate	7.27%